Redeemable Convertible Preferred Stock - Summary of the Redeemable convertible preferred stock (Detail) - Surrozen Inc - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	33,555,555	33,555,555		33,555,555
Temporary Equity, Shares Issued	33,555,555	33,555,555		33,555,555		33,555,555
Temporary Equity, Liquidation Preference Per Share	$ 1.00	$ 1.00		$ 1.00		$ 1.00
Temporary Equity, Liquidation Preference	$ 33,556	$ 33,556		$ 33,556		$ 33,500
Series B Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	33,162,954	33,162,954		35,000,000
Temporary Equity, Shares Issued	33,162,954	33,162,954		33,162,954	33,162,954
Temporary Equity, Liquidation Preference Per Share	$ 1.50	$ 1.50		$ 1.50	$ 1.50
Temporary Equity, Liquidation Preference	$ 49,744	$ 49,744		$ 49,744	$ 49,700
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	28,571,429	28,571,429
Temporary Equity, Shares Issued	28,571,423	28,571,423	28,571,429
Temporary Equity, Liquidation Preference Per Share	$ 1.75	$ 1.75	$ 1.75
Temporary Equity, Liquidation Preference	$ 50,000	$ 50,000	$ 50,000
Redeemable convertible preferred stock
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	95,289,938	95,289,938		68,555,555
Temporary Equity, Shares Issued	95,289,932	95,289,932		66,718,509
Temporary Equity, Liquidation Preference	$ 133,300	$ 133,300		$ 83,300